Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	June 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$449,253	$449,253	$522,870	$522,870
Accounts Receivable	3,061,906	3,061,906	2,687,234	2,687,234
Long-term Notes Receivable	234,215	239,701	-	-

Liabilities
Accounts payable	626,635	626,635	542,524	542,524
Short-term borrowings	760,957	760,957	670,671	670,671
Short-term borrowings from related parties	161,363	161,363	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	498,173	528,082	528,082
Amended 2006 Senior Credit Agreement	3,474,088	3,467,077	2,953,890	2,937,504
Senior Notes	1,929,959	1,957,191	824,446	880,366
Euro Notes	289,060	297,205	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	306,723	306,723	279,709	279,709

Derivative Financial Instruments Valuation
	June 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	77,491	(3,070)	3,703	(51,816)
Interest rate contracts	-	(35,838)	-	(51,604)
Non-current
Foreign exchange contracts	12	-	810	(486)
Interest rate contracts	-	(27,301)	-	(73,221)
Total	$77,503	$(66,209)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	17,243	(15,889)	3,517	(20,751)

Non-current
Foreign exchange contracts	7,414	(7,202)	509	(213)
Total	$24,657	$(23,091)	$4,026	$(20,964)

(1) As of June 30, 2011, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,			(Effective Portion) for the six months ended June 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$9,478	$(52,710)	Interest income/expense	$-	$-
Foreign exchange contracts	(7,945)	(22,130)	Costs of Revenue	596	1,889

	$1,533	$(74,840)		$596	$1,889

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(24,714)	$42,864
	Interest income/expense	5,559	(9,247)

		$(19,155)	$33,617